Subsequent Events (Details) R / shares in Units, $ / shares in Units, R in Millions								1 Months Ended		12 Months Ended
	Sep. 24, 2024 shares	Aug. 28, 2024 USD ($)	Aug. 28, 2024 ZAR (R)	Aug. 13, 2024 USD ($) $ / shares	Aug. 13, 2024 ZAR (R) R / shares	Jun. 11, 2024 USD ($)	May 13, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 ZAR (R)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)
Subsequent Events (Details) [Line Items]
Impact compensation amount										$ 5,838
Accrued and unpaid interest						$ 500,000,000
Purchase price										$ 349,543,000	$ 658,638,000	$ 99,976,000
Per share | $ / shares										$ 0.21	$ 0.39
Commencement of major litigation [member]
Subsequent Events (Details) [Line Items]
Settlement amount							$ 366,572
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Purchase price rate						6.50%
Tender offers rate						6.75%
Dividends from profit reserves (in Rand) | R					R 4,440.0
Considering exchange rate				$ 808,425
Per share | (per share)				$ 0.36	R 2
Aggregate principal amount		$ 276,100,000	R 1,502.6
Total repayment								$ 722,300,000	R 3,930.0
Number of shares acquired (in Shares) | shares	113,396,357
Shares acquired rate	5.00%
Subsequent Events [Member] | Senior Notes due 2029 [Member]
Subsequent Events (Details) [Line Items]
Purchase price						$ 8,067,000
Purchase price rate						6.50%
Subsequent Events [Member] | Senior Notes due 2033 [Member]
Subsequent Events (Details) [Line Items]
Purchase price						$ 387,993,000
Purchase price rate						5.75%
Subsequent Events [Member] | Senior Notes due 2034 [Member]
Subsequent Events (Details) [Line Items]
Purchase price						$ 92,954,000
Purchase price rate						6.75%
Subsequent Events [Member] | JBS USA [Member]
Subsequent Events (Details) [Line Items]
Purchase price						$ 400,000,000
Subsequent Events [Member] | JBS USA [Member]
Subsequent Events (Details) [Line Items]
Purchase price rate						5.75%